Share-based payments - Summary of plans (Details)	12 Months Ended
Sep. 30, 2021 AUD ($)
Westpac Long Term Variable Reward Plan (LTVR)
Share-based payments
Cost of shares allocated	$ 0
Vesting period	4 years
Westpac Long Term Variable Reward Plan (LTVR) | 2020 and 2021 awards
Share-based payments
Performance period	4 years
Westpac Long Term Variable Reward Plan (LTVR) | 2017, 2018 and 2019 awards
Share-based payments
Performance period	4 years
Performance period, average cash Return on Equity	3 years
Holding lock period	1 year
Westpac Performance Plan (WPP)
Share-based payments
Cost of shares allocated	$ 0
Restricted Share Plan (RSP)
Share-based payments
Cost of shares allocated	0
Employee Share Plan (ESP)
Share-based payments
Cost of shares allocated	0
Threshold amount of shares allocated at free of cost per employee	$ 1,000
Service conditions	3 years